INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

6     INTANGIBLE ASSETS

			Mineral
		Mining	exploration
	Goodwill	rights	rights	Others	Total
Year ended December 31, 2020
Opening net carrying amount	3,510,892	7,972,911	1,001,332	1,279,325	13,764,460
Additions	—	—	—	7,382	7,382
Disposals	—	(277,715)	—	—	(277,715)
Impairment	—	—	—	(416)	(416)
Amortization	—	(412,599)	—	(46,883)	(459,482)
Business combination	—	—	—	89	89
Transfer from property, plant and equipment (Note 7)	—	149,544	—	284,743	434,287
Currency translation differences	(1,035)	(6,308)	(12,958)	—	(20,301)

Closing net carrying amount	3,509,857	7,425,833	988,374	1,524,240	13,448,304
As of December 31, 2020
Cost	3,509,857	9,876,722	988,374	1,932,329	16,307,282
Accumulated amortization and impairment	—	(2,450,889)	—	(408,089)	(2,858,978)

Net carrying amount	3,509,857	7,425,833	988,374	1,524,240	13,448,304

		Mining	Mineral
		rights and	exploration
	Goodwill	others	rights	Others	Total
Year ended December 31, 2019 (Restated)
Opening net carrying amount	3,510,633	7,682,383	1,113,959	572,390	12,879,365
Additions	—	467,640	—	687,746	1,155,386
Reclassification	—	115,871	(115,871)	—	—
Disposals	—	—	—	(9)	(9)
Amortization	—	(294,766)	—	(44,172)	(338,938)
Transfer from property, plant and equipment (Note 7)	—	—	—	63,370	63,370
Currency translation differences	259	1,783	3,244	—	5,286

Closing net carrying amount	3,510,892	7,972,911	1,001,332	1,279,325	13,764,460
As of December 31, 2019
Cost	3,510,892	10,016,634	1,001,332	1,640,081	16,168,939
Accumulated amortization and impairment	—	(2,043,723)	—	(360,756)	(2,404,479)

Net carrying amount	3,510,892	7,972,911	1,001,332	1,279,325	13,764,460

For the years ended December 31, 2018, 2019 and 2020, the amortization expenses of intangible assets recognized in profit or loss were analysed as follows:

	For the year ended December 31
	2018	2019	2020
	(Restated)	(Restated)
Cost of sales	265,108	294,766	371,616
General and administrative expenses	30,793	44,172	87,866

	295,901	338,938	459,482

As of December 31, 2020, the Group has pledged intangible asset with a net carrying value amounting to RMB0.96 million (December 31, 2019: RMB757 million) for bank and other borrowings as set out in Note 24 to the financial statements.

As of December 31, 2020, the  Group  was  in  the  process  of  applying  for  the  certificates of mining rights with a carrying value amounting to RMB40 million (December 31, 2019: RMB51 million). There have been no litigations, claims or assessments against the Group for compensation with respect to the use of  these  rights  to  date.  As  of  December 31, 2020, the carrying value of these rights  only  represented  approximately  0.02%  of  the  total asset value of the Group (December 31, 2019: approximately 0.02%). Management considers that it is probable that the Group can obtain the relevant ownership  certificates from the appropriate authorities. The directors of the Company are of the opinion that the Group has the rights to use the above mining rights, and that there is no material adverse impact on the overall financial position of the Group.

Impairment testing of goodwill

The lowest level within the Group at which goodwill is monitored for internal management purposes is the operating segment before aggregation. Therefore, goodwill is allocated to the Group’s CGUs and groups of CGUs that are expected to benefit from the synergies of the relevant business combination. A summary of goodwill allocation is presented below:

	December 31, 2020		December 31, 2019
	Alumina	Primary aluminum	Alumina	Primary aluminum
Qinghai Branch	—	217,267	—	217,267
Guangxi Branch	189,419	—	189,419	—
Lanzhou Aluminum Co,. Ltd	—	1,924,259	—	1,924,259
PT. Nusapati Prima (“PTNP“)	14,963	—	15,998	—
Shanxi Huaxing	1,163,949	—	1,163,949	—

	1,368,331	2,141,526	1,369,366	2,141,526

The recoverable amount of a CGU is determined based on value-in-use calculations. These calculation of VIU use pre-tax cash flow projections based on financial budgets approved by management covering a five-year period. Cash flows beyond the 5-year period are extrapolated using the estimated growth rate of 2% (2019: 2%) not exceeding the long-term average growth rate for the businesses in which the CGU operates. Other key assumptions applied in the impairment testing include future prices of aluminum and alumina and the discount rate. Management determined these key assumptions based on past performance and their expectations on market development. Furthermore, the Group adopts a pre-tax rate of 12.62% (2019: 12.62%) that reflects specific risks related to CGUs and groups of CGUs as the discount rate. The assumptions  above are used in analysing the recoverable  amounts  of CGUs and groups of CGUs within operating segments. These estimates and judgments may be affected by unexpected changes in the future market or economic conditions.

Based on their assessment, there was no impairment of goodwill as of December 31, 2020 and December 31, 2019.